SHAREHOLDERS’ EQUITY	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 15— SHAREHOLDERS’ EQUITY

Class A Ordinary Shares

Bon Natural Life Limited (“Bon Natural Life”, or the “Company”) was incorporated under the laws of Cayman Islands on December 11, 2019. The initial authorized number of ordinary shares was 45,000,000 shares with par value of US$0.001 each. On March 9, 2024, the Company adopted an amendment of Memorandum of Association to amend the capital of the Company into 270,000,000 ordinary shares of a par value of US$0.001 each. On April 15, 2025, the Company adopted an amendment of Memorandum of Association to amend the capital of the Company into 1,000,000,000 Class A ordinary shares of a par value of US$0.025 each. Each Class A ordinary share is entitiled to one vote on all matters subject to the vote at general meetings of the Company. On April 11, 2024 and May 19, 2025, the Company effected 1-for-10 and 1-for-25 reverse stock split, respectively. All share numbers and per share amounts have been retroactively adjusted in the accompanying consolidated financial statements.

Class B Ordinary Shares

On April 15, 2025, the Company adopted an amendment of Memorandum of Association to amend the capital of the Company into 50,000,000 Class B ordinary shares of a par value of US$0.001 each. Each Class B ordinary share is entitled to one hundred votes on all matters subject to the vote at general meetings of the Company. Class B ordinary shares are convertible to Class A ordinary shares at a rate of twenty-five Class B ordinary shares to one Class A ordinary share.

On January 17, 2023, the Company closed a private offering of ordinary shares and warrants to purchase ordinary shares. A total of 11,000 Class A ordinary shares were issued to a total of five investors (the “Investors”) at a subscription price of $200 per share, for total subscription proceeds of $2,200,000. In addition, for each share subscribed for by the Investors, the Company issued one warrant to purchase one ordinary share at an exercise price of $220 per share, exercisable for a period of 24 month for a total of 11,000 shares. A commission of $168,532 were paid related to this private offering.

On May 16, 2024, the Company closed a private offering of ordinary shares and warrants to purchase ordinary shares. In connection with the offering, the Company issued (i)24,055 Class A ordinary shares and 72,165 warrants at a price of $57.25 per share, and (ii) 1,844,050 Class B ordinary shares and 221,286 warrants at a price of $2.29 per share, for total gross proceeds of approximately $5.6 million. The warrants had an exercise price of $63.00 per share to purchase Class A ordinary shares and an expiration period of four months. All warrants expired oon September 15, 2024.

On March 16, 2025, the Company priced a public offering for the sale of units as described below for aggregate gross proceeds to the Company of $12 million, before deducting placement agent fees and other estimated expenses payable by the Company. The Company offered 333,333 units, consisting of 28,000 ordinary units (“Ordinary Units”) and 305,333 pre-funded units (“Pre-Funded Units”). Each Ordinary Unit consists of one Class A ordinary share of the Company, par value $0.025 per share (“Class A Ordinary Share”), one Series A warrant (“Series A Warrant”) to purchase one Class A Ordinary Share at an exercise price of $36 per share and one Series B warrant (“Series B Warrant”) to purchase one Class A Ordinary Share at an initial exercise price of $54 per share. Each Pre-Funded Unit consists of one pre-funded warrant (“Pre-Funded Warrant”) to purchase one Class A Ordinary Share, one Series A Warrant and one Series B Warrant. The purchase price of each Ordinary Unit was $36, and the purchase price of each Pre-Funded Unit was equal to such price minus $0.025.

The Pre-Funded Warrants was exercisable immediately upon issuance and will expire when exercised in full. The Series A Warrants and Series B Warrants was immediately exercisable upon issuance and will expire on the three year anniversary of their initial issuance date.

The exercise price of the Series A Warrants was reset immediately following the thirtieth (30th) trading day (the “Reset Date”) following the issuance date of the Series A Warrants to a price equal to 105% of the arithmetic average of the sum of the three lowest per share volume-weighted average prices (“VWAPs”) of the Class A Ordinary Shares on the Nasdaq Capital Market (“Nasdaq”) for the twenty (20) trading days immediately prior to the Reset Date, provided that such price shall not be lower than $7.2 (the “Floor Price”). As of the September 30, 2025, the exercise price of Series A Warrants was not set.

As of September 30, 2025, the Pre-Funded Warrants had been fully exercised; none of the Series A Warrants had been exercised; and Series B Warrants had been fully exercised in a cashless manner.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Warrants

In connection with the Company’s private placements in fiscal year 2024 and public offerings in fiscal year 2025, the Company issued warrants to investors to purchase the the ordinary shares at various price. A summary of warrants activity for the years ended September 30, 2025, 2024 and 2023 was as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Term
Outstanding, September 30, 2023	11,000	$220.00	0.3
Granted	293,450	$63.00	0.3
Expired	(293,450)	$63.00	(0.3)
Outstanding, September 30, 2024	11,000	$220.00	0.3
Granted	972,000	$30.87	2.0
Expired	(11,000)	$220.00	(0.3)
Exercised	(638,667)	$28.20	-
Outstanding, September 30, 2025	333,333	$36.00	2.5
Exercisable, September 30, 2025	333,333	$36.00	2.5

Non-controlling interest

As of September 30, 2025, the Company’s subsidiary, Xi’an App-Chem, owns the 75% of the equity interest in Xi’an DT. As of September 30, 2024, the Company’s subsidiary, Xi’an App-chem, owns majority of the equity interest in the following two entities: Xi’an Dietary Therapy Medical Technology Co., Ltd (“Xi’an DT”) and Tianjin Yonghexiang Bio(Tech) Co., Ltd. (“Tianjin YHX”). The following table reconciles the non-controlling interest as of September 30, 2025 and 2024:

	Xi’an DT	Tianjin YHX	Total
As of September 30, 2024	$463,006	$(20,158)	$442,848
Elimination of NCI at disposal of subsidiary		59,592	59,592
Net loss attributable to non-controlling interest	(6,382)	(48,281)	(54,663)
Foreign currency translation adjustment	(9,565)	8,847	(718)
As of September 30, 2025	$447,059	$-	$447,059

On June 26, 2025, App-Chem sold 51% equity ownership of Tianjin YHX for the consideration of RMB1. The disposal does not represent a strategic shift of the Company and had no major effect on the Company’s operations and financial results.

Statutory reserve and restricted net assets

Relevant PRC laws and regulations restrict the Company’s PRC subsidiaries from transferring a portion of their net assets, equivalent to their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends. Only PRC entities’ accumulated profits may be distributed as dividends to the Company without the consent of a third party.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S GAAP differ from those in the statutory financial statements of the WFOE and its subsidiaries. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

In light of the foregoing restrictions, the Company’s WFOE Xi’an CMIT and subsidiaries are restricted in their ability to transfer their net assets to the Company. Foreign exchange and other regulations in the PRC may further restrict the WFOE and its subsidiaries from transferring funds to the Company in the form of dividends, loans and advances.